Trade Payables (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Trade Payables [Line Items]
Trade credit terms	30 days
Bottom of Range [Member]
Trade Payables [Line Items]
Trade credit terms		30 days
Top of Range [Member]
Trade Payables [Line Items]
Trade credit terms		210 days